FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, Class A shares of the ALPS/Alerian MLP Infrastructure Index Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund will be renamed Investor Class shares and such shares will be offered without an initial sales charge or a contingent deferred sales charge. Please note that the name of the existing Investor Class shares for the RiverFront Global Growth Fund, which share class is closed to new investors, will be renamed Investor Class II shares, effective December 1, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.